Document and Entity Information	12 Months Ended
Aug. 01, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Sep. 25, 2013
Registrant Name	CASH ACCOUNT TRUST
Central Index Key	0000858372
Amendment Flag	false
Document Creation Date	Sep. 25, 2013
Document Effective Date	Sep. 25, 2013
Prospectus Date	Aug. 01, 2013